UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GOVERNMENT SECURITIES FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

48052-1013                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
August 31, 2013 (unaudited)


PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (97.1%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (73.7%)

$   11,334    Fannie Mae (+)                                     3.00%        2/01/2027     $   11,633
     6,683    Fannie Mae (+)                                     3.00         2/01/2027          6,859
     6,069    Fannie Mae (+)                                     3.50         5/01/2021          6,405
     7,313    Fannie Mae (+)                                     3.50         1/01/2042          7,331
    11,669    Fannie Mae (+)                                     3.50         5/01/2042         11,699
     4,965    Fannie Mae (+)                                     4.00         8/01/2039          5,138
     2,437    Fannie Mae (+)                                     5.00        12/01/2035          2,626
     1,191    Fannie Mae (+)                                     5.50        11/01/2037          1,294
       145    Fannie Mae (+)                                     6.00         2/01/2017            153
     2,083    Fannie Mae (+)                                     6.00         5/01/2038          2,278
       104    Fannie Mae (+)                                     6.50        10/01/2016            109
       198    Fannie Mae (+)                                     6.50        12/01/2016            208
     8,360    Freddie Mac (+)                                    3.00         6/01/2042          8,010
    11,279    Freddie Mac (+)                                    3.50         5/01/2042         11,256
     4,627    Freddie Mac (+)                                    4.00         9/01/2040          4,773
       482    Freddie Mac (+)                                    5.00         1/01/2021            520
     2,141    Freddie Mac (+)                                    5.50        12/01/2035          2,317
     3,592    Government National Mortgage Assn. I               4.00         7/15/2040          3,769
     3,319    Government National Mortgage Assn. I               4.00         8/15/2040          3,501
     8,620    Government National Mortgage Assn. I               4.00         9/15/2040          9,046
     2,159    Government National Mortgage Assn. I               4.50         5/15/2024          2,300
     3,485    Government National Mortgage Assn. I               4.50         9/15/2024          3,714
     2,296    Government National Mortgage Assn. I               4.50         9/15/2024          2,447
     2,172    Government National Mortgage Assn. I               4.50        10/15/2024          2,315
     2,293    Government National Mortgage Assn. I               4.50        10/15/2024          2,443
    12,241    Government National Mortgage Assn. I               4.50         9/15/2039         13,157
     6,755    Government National Mortgage Assn. I               4.50        11/15/2039          7,271
     9,755    Government National Mortgage Assn. I               4.50        12/15/2039         10,501
    32,005    Government National Mortgage Assn. I               4.50         2/15/2040         34,453
     6,866    Government National Mortgage Assn. I               4.50         3/15/2040          7,362
     6,807    Government National Mortgage Assn. I               4.50         6/15/2040          7,298
     8,402    Government National Mortgage Assn. I               4.50         7/15/2040          9,008
     7,688    Government National Mortgage Assn. I               4.50         1/15/2041          8,193
     1,824    Government National Mortgage Assn. I               5.00         2/15/2039          1,973
     1,239    Government National Mortgage Assn. I               5.50        12/15/2018          1,322
     6,638    Government National Mortgage Assn. I               5.50        10/15/2033          7,293
     2,831    Government National Mortgage Assn. I               5.50        12/15/2033          3,111
     1,430    Government National Mortgage Assn. I               5.50         7/15/2034          1,563
     3,428    Government National Mortgage Assn. I               5.50        10/15/2035          3,778
     2,677    Government National Mortgage Assn. I               5.50         3/15/2038          2,912
     3,438    Government National Mortgage Assn. I               5.50         4/15/2038          3,760
    10,152    Government National Mortgage Assn. I               5.50         6/15/2039         11,042
       785    Government National Mortgage Assn. I               6.00        12/15/2016            814
     1,381    Government National Mortgage Assn. I               6.00         8/15/2022          1,513
       781    Government National Mortgage Assn. I               6.00         4/15/2028            864
       271    Government National Mortgage Assn. I               6.00        11/15/2028            298
       242    Government National Mortgage Assn. I               6.00         2/15/2029            266
       438    Government National Mortgage Assn. I               6.00         7/15/2029            485
       634    Government National Mortgage Assn. I               6.00         5/15/2032            706
     2,175    Government National Mortgage Assn. I               6.00         1/15/2033          2,417

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1  | USAA Government Securities Fund

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

PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$      680    Government National Mortgage Assn. I               6.00%        2/15/2033     $      755
       681    Government National Mortgage Assn. I               6.00         7/15/2033            750
       474    Government National Mortgage Assn. I               6.00         9/15/2033            527
       866    Government National Mortgage Assn. I               6.00         3/15/2037            953
     1,469    Government National Mortgage Assn. I               6.00         9/15/2037          1,616
     3,015    Government National Mortgage Assn. I               6.00         5/15/2038          3,332
     1,755    Government National Mortgage Assn. I               6.00         5/15/2038          1,940
     1,162    Government National Mortgage Assn. I               6.00         9/15/2038          1,278
     1,592    Government National Mortgage Assn. I               6.00        10/15/2038          1,752
     2,297    Government National Mortgage Assn. I               6.00        12/15/2038          2,527
       210    Government National Mortgage Assn. I               6.50         5/15/2028            232
       120    Government National Mortgage Assn. I               6.50         5/15/2028            133
       187    Government National Mortgage Assn. I               6.50         7/15/2028            213
        61    Government National Mortgage Assn. I               6.50         9/15/2028             70
       434    Government National Mortgage Assn. I               6.50        11/15/2028            481
        24    Government National Mortgage Assn. I               6.50         1/15/2029             27
        41    Government National Mortgage Assn. I               6.50         1/15/2029             45
       538    Government National Mortgage Assn. I               6.50         3/15/2031            602
       498    Government National Mortgage Assn. I               6.50        10/15/2031            556
       331    Government National Mortgage Assn. I               6.50         1/15/2032            371
       655    Government National Mortgage Assn. I               6.50         8/15/2032            751
     2,174    Government National Mortgage Assn. I               6.50         9/15/2032          2,480
        36    Government National Mortgage Assn. I               6.75         5/15/2028             41
        68    Government National Mortgage Assn. I               6.75         5/15/2028             79
        66    Government National Mortgage Assn. I               7.00         4/15/2027             76
       354    Government National Mortgage Assn. I               7.00         5/15/2027            428
        55    Government National Mortgage Assn. I               7.00         6/15/2028             63
        29    Government National Mortgage Assn. I               7.00         7/15/2028             32
       106    Government National Mortgage Assn. I               7.00         8/15/2028            123
        63    Government National Mortgage Assn. I               7.00         8/15/2028             74
       138    Government National Mortgage Assn. I               7.00         9/15/2028            160
       685    Government National Mortgage Assn. I               7.00         5/15/2029            795
       884    Government National Mortgage Assn. I               7.00         6/15/2029          1,026
       126    Government National Mortgage Assn. I               7.00         8/15/2031            147
       162    Government National Mortgage Assn. I               7.00         9/15/2031            191
       231    Government National Mortgage Assn. I               7.00        10/15/2031            268
        85    Government National Mortgage Assn. I               7.00         6/15/2032             98
       272    Government National Mortgage Assn. I               7.00         7/15/2032            315
       161    Government National Mortgage Assn. I               7.50         2/15/2028            193
        37    Government National Mortgage Assn. I               7.50         3/15/2029             44
        99    Government National Mortgage Assn. I               7.50         4/15/2029            112
        28    Government National Mortgage Assn. I               7.50         7/15/2029             29
       161    Government National Mortgage Assn. I               7.50        10/15/2029            185
        67    Government National Mortgage Assn. I               7.50        10/15/2029             74
        28    Government National Mortgage Assn. I               7.50        12/15/2030             32
        38    Government National Mortgage Assn. I               7.50         1/15/2031             44
        73    Government National Mortgage Assn. I               7.50        11/15/2031             83
        11    Government National Mortgage Assn. I               8.00         1/15/2022             11
       116    Government National Mortgage Assn. I               8.00         6/15/2023            132
       198    Government National Mortgage Assn. I               8.00         5/15/2027            229
        90    Government National Mortgage Assn. I               8.00         7/15/2030             98
        45    Government National Mortgage Assn. I               8.00         9/15/2030             53
        20    Government National Mortgage Assn. I               8.50         6/15/2021             21
         9    Government National Mortgage Assn. I               8.50         7/15/2022              9
        78    Government National Mortgage Assn. I               9.00         7/15/2021             89
     6,680    Government National Mortgage Assn. II              4.00        11/20/2040          6,987
     5,187    Government National Mortgage Assn. II              4.50         4/20/2024          5,523
     3,054    Government National Mortgage Assn. II              5.00         5/20/2033          3,335
     3,767    Government National Mortgage Assn. II              5.00         7/20/2033          4,099
     2,298    Government National Mortgage Assn. II              5.00         6/20/2034          2,503
     6,306    Government National Mortgage Assn. II              5.00         9/20/2035          6,866
     2,224    Government National Mortgage Assn. II              5.00         2/20/2037          2,417
       821    Government National Mortgage Assn. II              5.50         4/20/2033            902
     2,824    Government National Mortgage Assn. II              5.50         3/20/2034          3,108
    10,215    Government National Mortgage Assn. II              5.50         2/20/2035         11,244

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                                                   Portfolio of Investments |  2

================================================================================


PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)         SECURITY                                           RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------
$    8,686    Government National Mortgage Assn. II              5.50%        4/20/2035     $    9,625
     4,548    Government National Mortgage Assn. II              5.50         7/20/2035          5,006
     2,686    Government National Mortgage Assn. II              5.50         1/20/2037          2,938
       389    Government National Mortgage Assn. II              6.00         3/20/2031            431
       964    Government National Mortgage Assn. II              6.00         8/20/2032          1,069
       824    Government National Mortgage Assn. II              6.00         9/20/2032            914
       857    Government National Mortgage Assn. II              6.00        10/20/2033            981
       729    Government National Mortgage Assn. II              6.00        12/20/2033            808
     2,746    Government National Mortgage Assn. II              6.00         2/20/2034          3,147
     2,605    Government National Mortgage Assn. II              6.00         3/20/2034          2,885
     1,849    Government National Mortgage Assn. II              6.00         9/20/2034          2,045
     4,910    Government National Mortgage Assn. II              6.00        10/20/2034          5,417
       812    Government National Mortgage Assn. II              6.00        11/20/2034            895
     2,079    Government National Mortgage Assn. II              6.00         5/20/2036          2,286
       194    Government National Mortgage Assn. II              6.50         5/20/2031            224
       156    Government National Mortgage Assn. II              6.50         7/20/2031            175
       392    Government National Mortgage Assn. II              6.50         8/20/2031            450
       635    Government National Mortgage Assn. II              6.50         4/20/2032            680
       580    Government National Mortgage Assn. II              6.50         6/20/2032            656
     1,865    Government National Mortgage Assn. II              6.50         8/20/2034          2,087
       565    Government National Mortgage Assn. II              7.00         9/20/2030            657
       101    Government National Mortgage Assn. II              7.50         4/20/2031            120
        22    Government National Mortgage Assn. II              8.00        12/20/2022             25
       535    Government National Mortgage Assn. II              8.00         8/20/2030            643
                                                                                            ----------
                                                                                               371,397
                                                                                            ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (11.6%)
     3,820    Fannie Mae (+)                                     0.48 (b)     4/25/2035          3,836
     6,839    Fannie Mae (+)                                     0.48 (b)     8/25/2037          6,856
     4,504    Fannie Mae (+)                                     1.38         9/25/2027          4,269
    11,406    Fannie Mae (+)                                     1.50         7/25/2027         10,884
     4,398    Fannie Mae (+)                                     1.50         9/25/2027          4,186
     4,513    Fannie Mae (+)                                     1.50         9/25/2027          4,319
     4,476    Fannie Mae (+)                                     1.50        10/25/2027          4,253
     2,920    Fannie Mae (+)                                     5.00        11/25/2032          3,052
     3,686    Freddie Mac (+)                                    0.48 (b)     3/15/2036          3,701
     4,713    Freddie Mac (+)                                    0.73 (b)    10/15/2041          4,774
     8,086    Freddie Mac (+)                                    2.00         9/15/2026          7,987
       356    Government National Mortgage Assn. I               5.50         3/16/2032            358
                                                                                            ----------
                                                                                                58,475
                                                                                            ----------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (11.8%)
     8,850    Fannie Mae (+)                                     2.01         7/01/2019          8,735
     2,206    Fannie Mae (+)                                     2.05         7/01/2019          2,186
    23,180    Fannie Mae (+)                                     2.42        11/01/2022         21,756
     4,969    Freddie Mac (+)                                    1.69         4/25/2022          4,791
     8,500    Freddie Mac (+)                                    2.22        12/25/2018          8,478
    10,000    Freddie Mac (+)                                    2.31         8/25/2022          9,212
     5,000    Freddie Mac (+)                                    2.51        11/25/2022          4,646
                                                                                            ----------
                                                                                                59,804
                                                                                            ----------
              Total U.S. Government Agency Issues (cost: $476,232)                             489,676
                                                                                            ----------
              U.S. TREASURY SECURITIES (0.6%)

              NOTES (0.6%)
     3,000    2.00%, 2/15/2022 (cost: $2,997)                                                    2,876
                                                                                            ----------

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3  | USAA Government Securities Fund

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

PRINCIPAL                                                                                       MARKET
AMOUNT                                                                                           VALUE
(000)         SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.1%)

              REPURCHASE AGREEMENTS (2.1%)
$   10,424    Deutsche Bank Securities, Inc., 0.06%, acquired on 8/30/2013 and due
                9/03/2013 at $10,424 (collateralized by $10,704 of Fannie
                Mae(+),(a), 0.50%, due 4/29/2016; market value $10,633)(cost: $10,424)      $   10,424
                                                                                            ----------

              TOTAL INVESTMENTS (COST: $489,653)                                            $  502,976
                                                                                            ==========


($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                 $          --     $   489,676     $         --     $    489,676
U.S. Treasury Securities                              2,876              --               --            2,876
Money Market Instruments:
 Repurchase Agreements                                   --          10,424               --           10,424
-------------------------------------------------------------------------------------------------------------
Total                                         $       2,876     $   500,100     $         --     $    502,976
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

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5  | USAA Government Securities Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and all repurchase agreements valued at cost, which approximates fair value.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2013 the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $20,755,000 and $7,432,000, respectively, resulting in net unrealized appreciation of $13,323,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $504,149,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

7  | USAA Government Securities Fund

================================================================================

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2013.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     10/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      10/28/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.